Schedule I—Condensed Financial Information of the Company (Details) ¥ in Thousands	12 Months Ended
Jun. 30, 2026 CNY (¥)
Schedule I—Condensed Financial Information of the Company [Abstract]
Restricted capital and reserves	¥ 32,050
Material contingencies